Cover	Jul. 01, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2022
Entity File Number	001-40565
Entity Registrant Name	G3 VRM Acquisition Corp.
Entity Central Index Key	0001856519
Entity Tax Identification Number	85-2202109
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	420 Boylston Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	531-9911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	GGGV
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	GGGVR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	GGGVU
Security Exchange Name	NASDAQ